Cost Method Investment (Details) - USD ($)	Dec. 15, 2021	Mar. 31, 2022	Sep. 30, 2021
Disclosure Text Block Supplement [Abstract]
Cost method investment amount		$ 6,602,000
Common stock shares issued (in Shares)	20,000,000
Percentage of equity interest rate	5.00%
Fair market value	$ 6,602,000	$ 4,929,381